COMPULSORY LOAN (Tables)	12 Months Ended
Dec. 31, 2018
COMPULSORY LOAN
Schedule of liabilities related to the Compulsory Loan

	12/31/2018	12/31/2017
CURRENT
Interest payable	15,659	42,260
NON-CURRENT
Credits raised	477,459	458,874
TOTAL	493,118	501,134
(*) Information not examined by independent auditors